Vanguard Market Neutral Fund

Schedule of Investments (unaudited)
As of March 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks–Long Positions (99.9%)
Communication Services (4.0%)
†	World Wrestling Entertainment Inc. Class A	97,077	8,424
†,^	Match Group Inc.	148,613	8,413
†,^	AMC Entertainment Holdings Inc. Class A	497,971	7,395
*	Alphabet Inc. Class C	4,792	5,623
†,*	Glu Mobile Inc.	443,981	4,857
†,*	Boingo Wireless Inc.	206,573	4,809
†	News Corp. Class B	304,589	3,804
	TEGNA Inc.	205,631	2,899
†	Sirius XM Holdings Inc.	308,899	1,752
†	Gannett Co. Inc.	159,157	1,678
†,*	MSG Networks Inc.	59,502	1,294
*	United States Cellular Corp.	20,952	962
			51,910
Consumer Discretionary (13.5%)
†,*	Lululemon Athletica Inc.	57,770	9,467
†	Abercrombie & Fitch Co.	340,764	9,340
†,*	Chipotle Mexican Grill Inc. Class A	12,512	8,887
†,*	Boot Barn Holdings Inc.	298,274	8,781
†,*	Deckers Outdoor Corp.	59,175	8,698
†,*	Planet Fitness Inc. Class A	126,256	8,676
†,*	Etsy Inc.	123,921	8,330
†	Brinker International Inc.	176,195	7,820
†,*	SeaWorld Entertainment Inc.	286,327	7,376
*	Rent-A-Center Inc.	335,553	7,003
†,*	Chegg Inc.	183,599	6,999
^,*	YETI Holdings Inc.	211,970	6,412
†	Ralph Lauren Corp. Class A	48,569	6,298
†,^,* RH		58,741	6,047
†	BJ's Restaurants Inc.	125,833	5,949
†,*	Conn's Inc.	248,533	5,681
†,*	Urban Outfitters Inc.	183,010	5,424
†	Dick's Sporting Goods Inc.	146,222	5,382
†	Lear Corp.	37,733	5,121
†,*	Fossil Group Inc.	351,296	4,820
*	Stoneridge Inc.	117,430	3,389
†	Bloomin' Brands Inc.	155,954	3,189
†	Tailored Brands Inc.	394,280	3,091
	Churchill Downs Inc.	33,382	3,013
*	Shake Shack Inc. Class A	49,106	2,905
	Wingstop Inc.	36,890	2,805
	Starbucks Corp.	35,465	2,637
†	Nordstrom Inc.	59,165	2,626
	NIKE Inc. Class B	20,705	1,744
*	Career Education Corp.	98,273	1,624
*	Skechers U.S.A. Inc. Class A	47,976	1,613
	General Motors Co.	41,977	1,557
*	Booking Holdings Inc.	875	1,527

	Dave & Buster's Entertainment Inc.	26,773	1,335
			175,566
Consumer Staples (5.2%)
†,*	Boston Beer Co. Inc. Class A	29,556	8,711
†,*	TreeHouse Foods Inc.	130,386	8,416
†,*	Herbalife Nutrition Ltd.	141,689	7,508
†	Cal-Maine Foods Inc.	162,527	7,254
†	Kroger Co.	235,820	5,801
†,*	USANA Health Sciences Inc.	62,818	5,269
*	BJ's Wholesale Club Holdings Inc.	190,456	5,218
†	Medifast Inc.	38,632	4,927
†	Lamb Weston Holdings Inc.	60,582	4,540
	Estee Lauder Cos. Inc. Class A	16,966	2,809
†	Archer-Daniels-Midland Co.	58,375	2,518
	Philip Morris International Inc.	19,312	1,707
*	Edgewell Personal Care Co.	34,525	1,515
	Lancaster Colony Corp.	8,850	1,387
			67,580
Energy (7.5%)
†,*	Carrizo Oil & Gas Inc.	715,807	8,926
†,*	Denbury Resources Inc.	4,348,262	8,914
†,*	W&T Offshore Inc.	1,256,947	8,673
†	ConocoPhillips	126,256	8,426
†,*	California Resources Corp.	293,723	7,551
†	Murphy Oil Corp.	250,297	7,334
†,*	Renewable Energy Group Inc.	318,654	6,998
†,*	CONSOL Energy Inc.	201,684	6,902
†,*	Whiting Petroleum Corp.	255,145	6,669
†	HollyFrontier Corp.	127,335	6,274
	Devon Energy Corp.	149,969	4,733
†	Cabot Oil & Gas Corp.	164,321	4,289
*	Southwestern Energy Co.	656,025	3,077
†,*	Unit Corp.	178,262	2,538
†,*	ProPetro Holding Corp.	80,074	1,805
†,*	Northern Oil and Gas Inc.	466,255	1,277
	Arch Coal Inc. Class A	13,922	1,271
†	Delek US Holdings Inc.	32,044	1,167
	Archrock Inc.	105,500	1,032
			97,856
Financials (10.6%)
†	Primerica Inc.	71,696	8,758
†	Torchmark Corp.	103,478	8,480
†	Commerce Bancshares Inc.	143,318	8,321
†	LPL Financial Holdings Inc.	119,107	8,296
†	Zions Bancorp NA	172,925	7,852
†	Comerica Inc.	105,641	7,746
	Discover Financial Services	101,988	7,257
†	Universal Insurance Holdings Inc.	227,981	7,067
†	Walker & Dunlop Inc.	133,432	6,793
†	Assured Guaranty Ltd.	145,821	6,479
†	Nelnet Inc. Class A	94,929	5,228
†	Bank of NT Butterfield & Son Ltd.	142,116	5,099
†	Regions Financial Corp.	343,502	4,861
†	E*TRADE Financial Corp.	101,955	4,734

†	Ally Financial Inc.	169,872	4,670
†,*	SVB Financial Group	20,495	4,557
†	FirstCash Inc.	52,253	4,520
†	American Equity Investment Life Holding Co.	134,141	3,624
	Progressive Corp.	47,824	3,448
†,*	Credit Acceptance Corp.	7,000	3,163
*	Enova International Inc.	123,265	2,813
	Enterprise Financial Services Corp.	48,852	1,992
†	First BanCorp	161,089	1,846
	Navient Corp.	151,888	1,757
	Santander Consumer USA Holdings Inc.	65,339	1,381
	Jefferies Financial Group Inc.	73,365	1,379
*	Ambac Financial Group Inc.	75,609	1,370
	BrightSphere Investment Group plc	100,600	1,364
*	Mr Cooper Group Inc.	135,564	1,300
†	Umpqua Holdings Corp.	76,064	1,255
			137,410
Health Care (11.3%)
†,*	Amedisys Inc.	68,356	8,426
†,*	Tenet Healthcare Corp.	291,698	8,413
†,*	Medpace Holdings Inc.	134,336	7,922
†,*	Tandem Diabetes Care Inc.	122,974	7,809
†,*	STAAR Surgical Co.	225,012	7,693
†,*	Enanta Pharmaceuticals Inc.	79,857	7,628
†,*	CareDx Inc.	229,485	7,233
†,*	Haemonetics Corp.	81,422	7,123
†	Bruker Corp.	180,163	6,925
†,*	Integer Holdings Corp.	87,927	6,631
†,*	Endo International plc	816,370	6,555
†,*	Tivity Health Inc.	343,434	6,031
†,*	Inogen Inc.	62,599	5,970
†,*	Acorda Therapeutics Inc.	428,885	5,700
^,*	Arrowhead Pharmaceuticals Inc.	263,963	4,844
†,*	Genomic Health Inc.	69,132	4,843
*	Ironwood Pharmaceuticals Inc. Class A	284,123	3,844
*	Mallinckrodt plc	160,993	3,500
	Encompass Health Corp.	52,216	3,049
†	Eli Lilly & Co.	23,497	3,049
*	Quidel Corp.	42,346	2,772
†,*	Avanos Medical Inc.	64,712	2,762
*	Brookdale Senior Living Inc.	398,152	2,620
*	Illumina Inc.	7,559	2,348
†,*	Spectrum Pharmaceuticals Inc.	207,524	2,218
*	MacroGenics Inc.	100,612	1,809
*	Natera Inc.	79,113	1,631
†,*	Halozyme Therapeutics Inc.	99,493	1,602
†	Bristol-Myers Squibb Co.	30,759	1,468
	Ensign Group Inc.	27,863	1,426
†,*	DexCom Inc.	10,500	1,251
*	BioTelemetry Inc.	18,742	1,174
			146,269
Industrials (17.8%)
†	Armstrong World Industries Inc.	112,937	8,969
†	Expeditors International of Washington Inc.	114,867	8,718

†	Dover Corp.	92,912	8,715
†	WW Grainger Inc.	28,850	8,682
†,*	FTI Consulting Inc.	111,124	8,537
†,*	TriNet Group Inc.	142,559	8,516
†	Allison Transmission Holdings Inc.	187,495	8,422
†,*	Generac Holdings Inc.	157,881	8,088
†,*	Harsco Corp.	400,799	8,080
†	Robert Half International Inc.	122,679	7,994
†	Pentair plc	179,458	7,988
†	Boeing Co.	20,825	7,943
†,*	Aerovironment Inc.	115,267	7,885
	Lennox International Inc.	29,360	7,763
†,*	Continental Building Products Inc.	310,362	7,694
†	Caterpillar Inc.	56,721	7,685
†,*	United Continental Holdings Inc.	95,786	7,642
†	Triton International Ltd.	234,744	7,301
†	ArcBest Corp.	234,134	7,209
†,*	Meritor Inc.	349,184	7,106
†,*	Echo Global Logistics Inc.	282,910	7,011
†,*	Aerojet Rocketdyne Holdings Inc.	195,953	6,962
†	GrafTech International Ltd.	507,613	6,492
†,*	Atkore International Group Inc.	283,456	6,103
†,*	Vicor Corp.	186,771	5,794
†	Rush Enterprises Inc. Class A	116,065	4,853
†,*	WESCO International Inc.	89,112	4,724
*	Chart Industries Inc.	49,889	4,516
†	Korn Ferry	99,452	4,453
†	Kforce Inc.	109,879	3,859
†	SkyWest Inc.	48,745	2,646
	Comfort Systems USA Inc.	47,408	2,484
†,*	TrueBlue Inc.	88,222	2,086
*	Resideo Technologies Inc.	97,333	1,878
	Kennametal Inc.	46,889	1,723
†	Schneider National Inc. Class B	64,101	1,349
	McGrath RentCorp	22,788	1,289
	Forward Air Corp.	19,818	1,283
			230,442
Information Technology (16.1%)
†	Science Applications International Corp.	114,665	8,823
†,*	Cardtronics plc Class A	245,547	8,737
†	Booz Allen Hamilton Holding Corp. Class A	149,797	8,709
†,*	Zebra Technologies Corp.	41,313	8,656
†,*	Atlassian Corp. plc Class A	75,912	8,532
†	CDW Corp.	88,485	8,527
†,*	Workiva Inc.	167,876	8,511
†,*	CACI International Inc. Class A	46,492	8,463
†,*	Appfolio Inc.	106,556	8,461
†,*	Fortinet Inc.	99,600	8,363
†,*	Advanced Micro Devices Inc.	327,059	8,347
†,*	Five9 Inc.	156,815	8,285
†,*	Synaptics Inc.	179,237	7,125
†	NetApp Inc.	99,470	6,897
†	Sabre Corp.	319,325	6,830
†,*	Fitbit Inc. Class A	1,134,275	6,715
†,*	Lattice Semiconductor Corp.	536,584	6,401

*	Box Inc.	330,018	6,373
†	HP Inc.	299,293	5,815
†,*	Sykes Enterprises Inc.	180,127	5,094
*	Tech Data Corp.	49,554	5,075
*	Dell Technologies Inc.	82,500	4,842
†,*	F5 Networks Inc.	30,356	4,764
†	Avnet Inc.	107,732	4,672
†,*	New Relic Inc.	35,821	3,536
	Mastercard Inc. Class A	14,887	3,505
	KLA-Tencor Corp.	26,780	3,198
*	Insight Enterprises Inc.	52,240	2,876
†	KEMET Corp.	162,652	2,760
	QUALCOMM Inc.	48,182	2,748
	Ubiquiti Networks Inc.	17,380	2,602
†,*	Diodes Inc.	67,208	2,332
*	Diebold Nixdorf Inc.	175,439	1,942
*	Ciena Corp.	49,219	1,838
*	Virtusa Corp.	28,519	1,524
†,*	Anixter International Inc.	26,130	1,466
*	Extreme Networks Inc.	185,241	1,387
†,*	SMART Global Holdings Inc.	69,920	1,342
	ManTech International Corp. Class A	24,798	1,340
†,*	Altair Engineering Inc. Class A	27,540	1,014
			208,427
Materials (6.0%)
†	Warrior Met Coal Inc.	295,052	8,970
†	Domtar Corp.	174,778	8,678
†	Ball Corp.	133,082	7,700
†	CF Industries Holdings Inc.	188,248	7,695
†	Mosaic Co.	271,191	7,406
†	Greif Inc. Class A	175,112	7,223
†,*	Verso Corp.	284,902	6,103
†	Materion Corp.	86,411	4,931
	Chemours Co.	126,847	4,714
†	Tronox Holdings plc Class A	290,897	3,825
	Valvoline Inc.	201,445	3,739
	Sonoco Products Co.	43,325	2,666
†	United States Steel Corp.	74,195	1,446
	Olin Corp.	60,877	1,409
*	SunCoke Energy Inc.	70,963	602
			77,107
Real Estate (4.7%)
†	Omega Healthcare Investors Inc.	226,842	8,654
†	Spirit Realty Capital Inc.	215,544	8,563
†	Medical Properties Trust Inc.	454,292	8,409
†	EPR Properties	100,689	7,743
†	Park Hotels & Resorts Inc.	222,959	6,930
†	Lexington Realty Trust	713,455	6,464
†	Sabra Health Care REIT Inc.	274,015	5,335
†	Uniti Group Inc.	181,554	2,032
†	Hospitality Properties Trust	67,898	1,786
	CoreCivic Inc.	75,280	1,464
	Global Net Lease Inc.	76,293	1,442
	SITE Centers Corp.	98,323	1,339

Kennedy-Wilson Holdings Inc.	62,364	1,334
		61,495
Utilities (3.2%)
† Exelon Corp.	168,083	8,426
† AES Corp.	464,254	8,394
† NRG Energy Inc.	196,337	8,340
Black Hills Corp.	58,061	4,301
† Entergy Corp.	33,383	3,192
† FirstEnergy Corp.	73,480	3,057
† Clearway Energy Inc.	169,082	2,555
NorthWestern Corp.	26,216	1,846
Hawaiian Electric Industries Inc.	34,783	1,418
		41,529
Total Common Stocks–Long Positions (Cost $1,207,290)		1,295,591
Common Stocks Sold Short (-99.9%)
Communication Services (-4.0%)
* GCI Liberty Inc. Class A	(151,892)	(8,447)
Meredith Corp.	(151,974)	(8,398)
* Zillow Group Inc.	(195,554)	(6,794)
* Liberty Media Corp-Liberty Formula One	(130,400)	(4,570)
* Electronic Arts Inc.	(43,893)	(4,461)
* Cars.com Inc.	(164,876)	(3,759)
* Liberty Broadband Corp.	(35,640)	(3,270)
* Iridium Communications Inc.	(104,785)	(2,770)
Entercom Communications Corp. Class A	(525,349)	(2,758)
* Discovery Communications Inc.	(82,915)	(2,108)
AT&T Inc.	(51,907)	(1,628)
* Netflix Inc.	(4,557)	(1,625)
* Liberty Broadband Corp. Class A	(14,080)	(1,290)
		(51,878)
Consumer Discretionary (-13.3%)
* Tempur Sealy International Inc.	(150,730)	(8,693)
* Grand Canyon Education Inc.	(75,508)	(8,646)
L Brands Inc.	(309,390)	(8,533)
* Hilton Grand Vacations Inc.	(275,920)	(8,512)
Marriott Vacations Worldwide Corp.	(91,032)	(8,512)
* LKQ Corp.	(298,800)	(8,480)
* Groupon Inc. Class A	(2,367,342)	(8,404)
* Mohawk Industries Inc.	(65,493)	(8,262)
Strategic Education Inc.	(61,042)	(8,015)
* Caesars Entertainment Corp.	(896,246)	(7,788)
LCI Industries	(100,722)	(7,738)
Big Lots Inc.	(190,158)	(7,230)
Polaris Industries Inc.	(83,783)	(7,074)
Wyndham Hotels & Resorts Inc.	(140,226)	(7,010)
* Shutterfly Inc.	(171,640)	(6,975)
* GrubHub Inc.	(96,860)	(6,729)
DSW Inc. Class A	(268,893)	(5,975)
Monro Inc.	(65,400)	(5,658)
* Roku Inc.	(86,099)	(5,554)
Hasbro Inc.	(59,411)	(5,051)
* Houghton Mifflin Harcourt Co.	(496,385)	(3,609)
* Stamps.com Inc.	(41,474)	(3,376)

Caleres Inc.	(120,231)	(2,969)
Choice Hotels International Inc.	(28,522)	(2,217)
McDonald's Corp.	(11,263)	(2,139)
International Game Technology plc	(153,822)	(1,998)
* TopBuild Corp.	(28,886)	(1,872)
* Quotient Technology Inc.	(183,936)	(1,815)
Tenneco Inc. Class A	(65,514)	(1,452)
MGM Resorts International	(53,533)	(1,374)
* Gentherm Inc.	(35,402)	(1,305)
		(172,965)
Consumer Staples (-5.1%)
Campbell Soup Co.	(220,133)	(8,393)
Sanderson Farms Inc.	(58,183)	(7,671)
Energizer Holdings Inc.	(159,340)	(7,159)
Casey's General Stores Inc.	(53,007)	(6,826)
Church & Dwight Co. Inc.	(75,358)	(5,368)
Clorox Co.	(31,962)	(5,128)
PriceSmart Inc.	(79,656)	(4,690)
* Hain Celestial Group Inc.	(172,104)	(3,979)
Conagra Brands Inc.	(119,203)	(3,307)
* Pilgrim's Pride Corp.	(138,178)	(3,080)
* Central Garden & Pet Co. Class A	(101,623)	(2,363)
Spectrum Brands Holdings Inc.	(40,853)	(2,238)
Altria Group Inc.	(37,118)	(2,132)
Keurig Dr Pepper Inc.	(57,482)	(1,608)
* Hostess Brands Inc. Class A	(106,872)	(1,336)
Kraft Heinz Co.	(40,672)	(1,328)
		(66,606)
Energy (-7.4%)
EQT Corp.	(423,400)	(8,781)
US Silica Holdings Inc.	(502,850)	(8,729)
Patterson-UTI Energy Inc.	(600,993)	(8,426)
McDermott International Inc.	(1,008,030)	(7,500)
Concho Resources Inc.	(64,798)	(7,190)
Golar LNG Ltd.	(304,385)	(6,420)
Scorpio Tankers Inc.	(294,699)	(5,847)
Ensco plc Class A	(1,296,438)	(5,095)
* Callon Petroleum Co.	(661,400)	(4,994)
Williams Cos. Inc.	(173,461)	(4,982)
Nabors Industries Ltd.	(1,423,906)	(4,898)
* Oceaneering International Inc.	(293,480)	(4,628)
* Matador Resources Co.	(230,282)	(4,451)
* Select Energy Services Inc. Class A	(347,486)	(4,177)
* Centennial Resource Development Inc. Class A	(454,752)	(3,997)
* Forum Energy Technologies Inc.	(735,477)	(3,758)
* Oil States International Inc.	(87,907)	(1,491)
		(95,364)
Financials (-10.7%)
New York Community Bancorp Inc.	(725,376)	(8,393)
* Enstar Group Ltd.	(47,095)	(8,194)
Cboe Global Markets Inc.	(85,437)	(8,154)
MarketAxess Holdings Inc.	(33,010)	(8,123)
* Markel Corp.	(7,200)	(7,173)
* LendingTree Inc.	(20,058)	(7,052)

* LendingClub Corp.	(2,138,706)	(6,609)
Assurant Inc.	(68,886)	(6,538)
CME Group Inc.	(39,677)	(6,530)
WisdomTree Investments Inc.	(867,840)	(6,127)
* eHealth Inc.	(95,908)	(5,979)
Invesco Ltd.	(305,810)	(5,905)
Valley National Bancorp	(612,537)	(5,868)
CNO Financial Group Inc.	(341,083)	(5,519)
Legg Mason Inc.	(198,159)	(5,424)
South State Corp.	(63,868)	(4,365)
Signature Bank	(30,666)	(3,927)
Renasant Corp.	(104,909)	(3,551)
Chubb Ltd.	(24,512)	(3,434)
Investors Bancorp Inc.	(266,831)	(3,162)
James River Group Holdings Ltd.	(77,022)	(3,087)
BankUnited Inc.	(80,650)	(2,694)
Pinnacle Financial Partners Inc.	(46,930)	(2,567)
Bank OZK	(83,461)	(2,419)
Home BancShares Inc.	(134,841)	(2,369)
Banc of California Inc.	(120,686)	(1,670)
* PRA Group Inc.	(59,357)	(1,591)
First Republic Bank	(14,509)	(1,457)
Kearny Financial Corp.	(82,355)	(1,060)
		(138,941)
Health Care (-11.7%)
* Alnylam Pharmaceuticals Inc.	(100,606)	(9,402)
* Immunomedics Inc.	(481,683)	(9,253)
* Aerie Pharmaceuticals Inc.	(189,102)	(8,982)
* Ultragenyx Pharmaceutical Inc.	(123,674)	(8,578)
* Nevro Corp.	(135,228)	(8,453)
* Insulet Corp.	(82,192)	(7,816)
* Penumbra Inc.	(52,136)	(7,665)
* Integra LifeSciences Holdings Corp.	(136,794)	(7,622)
* Clovis Oncology Inc.	(305,969)	(7,594)
* Teladoc Health Inc.	(124,073)	(6,898)
* Bluebird Bio Inc.	(41,244)	(6,489)
* LHC Group Inc.	(57,597)	(6,385)
* Radius Health Inc.	(314,839)	(6,278)
* Natus Medical Inc.	(246,936)	(6,267)
* Amicus Therapeutics Inc.	(428,585)	(5,829)
* iRhythm Technologies Inc.	(71,783)	(5,381)
* Glaukos Corp.	(61,067)	(4,786)
* Aimmune Therapeutics Inc.	(172,448)	(3,854)
* Medidata Solutions Inc.	(49,869)	(3,652)
* Novocure Ltd.	(71,661)	(3,452)
* Acceleron Pharma Inc.	(70,365)	(3,277)
* Diplomat Pharmacy Inc.	(539,546)	(3,135)
* Heron Therapeutics Inc.	(88,814)	(2,171)
Owens & Minor Inc.	(504,255)	(2,067)
* Evolent Health Inc. Class A	(142,935)	(1,798)
* Allakos Inc.	(41,877)	(1,696)
* Deciphera Pharmaceuticals Inc.	(60,106)	(1,395)
* PTC Therapeutics Inc.	(35,306)	(1,329)
		(151,504)

Industrials (-17.7%)
Allegiant Travel Co. Class A	(67,897)	(8,791)
* Middleby Corp.	(67,137)	(8,730)
* Stericycle Inc.	(159,585)	(8,685)
* Welbilt Inc.	(528,919)	(8,664)
BWX Technologies Inc.	(174,562)	(8,655)
General Dynamics Corp.	(50,822)	(8,603)
* WageWorks Inc.	(227,024)	(8,572)
* Kirby Corp.	(113,239)	(8,505)
Fortive Corp.	(101,316)	(8,499)
Hubbell Inc. Class B	(71,979)	(8,492)
Granite Construction Inc.	(191,606)	(8,268)
* Mercury Systems Inc.	(128,654)	(8,244)
* JELD-WEN Holding Inc.	(459,720)	(8,119)
* Beacon Roofing Supply Inc.	(248,672)	(7,997)
* SiteOne Landscape Supply Inc.	(137,827)	(7,877)
Owens Corning	(162,930)	(7,677)
Macquarie Infrastructure Corp.	(184,976)	(7,625)
TransUnion	(112,887)	(7,545)
Northrop Grumman Corp.	(27,219)	(7,338)
United Technologies Corp.	(56,909)	(7,335)
* Dycom Industries Inc.	(149,745)	(6,879)
* Evoqua Water Technologies Corp.	(543,329)	(6,835)
Knight-Swift Transportation Holdings Inc.	(188,926)	(6,174)
Nielsen Holdings plc	(203,753)	(4,823)
* MRC Global Inc.	(272,633)	(4,766)
REV Group Inc.	(382,852)	(4,192)
Arcosa Inc.	(132,934)	(4,061)
Kansas City Southern	(30,303)	(3,514)
Deluxe Corp.	(66,719)	(2,917)
* CIRCOR International Inc.	(87,473)	(2,852)
Astec Industries Inc.	(69,304)	(2,617)
Altra Industrial Motion Corp.	(59,569)	(1,850)
* Air Transport Services Group Inc.	(70,393)	(1,623)
* Sunrun Inc.	(108,665)	(1,528)
Stanley Black & Decker Inc.	(10,662)	(1,452)
Equifax Inc.	(11,594)	(1,374)
* American Woodmark Corp.	(16,592)	(1,371)
* PGT Innovations Inc.	(95,652)	(1,325)
* WillScot Corp. Class A	(119,192)	(1,322)
Brink's Co.	(17,401)	(1,312)
* TPI Composites Inc.	(45,362)	(1,298)
* GMS Inc.	(82,746)	(1,251)
		(229,557)
Information Technology (-16.1%)
* Coherent Inc.	(62,810)	(8,901)
* IPG Photonics Corp.	(58,565)	(8,889)
* NetScout Systems Inc.	(313,281)	(8,794)
Cognex Corp.	(168,522)	(8,571)
Marvell Technology Group Ltd.	(429,194)	(8,537)
Symantec Corp.	(370,105)	(8,509)
* Splunk Inc.	(68,147)	(8,491)
* Zscaler Inc.	(119,217)	(8,456)
Universal Display Corp.	(54,513)	(8,332)
Broadcom Inc.	(27,707)	(8,332)

Corning Inc.	(246,706)	(8,166)
Pegasystems Inc.	(125,344)	(8,147)
* Tyler Technologies Inc.	(39,138)	(8,000)
j2 Global Inc.	(86,821)	(7,519)
* Trimble Inc.	(178,901)	(7,228)
* Ceridian HCM Holding Inc.	(139,341)	(7,148)
* 8x8 Inc.	(339,870)	(6,865)
* ViaSat Inc.	(88,344)	(6,847)
* Black Knight Inc.	(117,865)	(6,424)
* ForeScout Technologies Inc.	(140,860)	(5,903)
Littelfuse Inc.	(24,005)	(4,380)
* Proofpoint Inc.	(34,990)	(4,249)
* Guidewire Software Inc.	(43,655)	(4,241)
AVX Corp.	(235,580)	(4,085)
* Rambus Inc.	(351,859)	(3,677)
SS&C Technologies Holdings Inc.	(57,344)	(3,652)
* Pluralsight Inc. Class A	(109,500)	(3,475)
TiVo Corp.	(356,412)	(3,322)
* Lumentum Holdings Inc.	(58,041)	(3,282)
Brooks Automation Inc.	(102,859)	(3,017)
* Q2 Holdings Inc.	(35,771)	(2,477)
CDK Global Inc.	(34,250)	(2,015)
InterDigital Inc.	(27,963)	(1,845)
* 2U Inc.	(25,895)	(1,835)
* Cloudera Inc.	(157,993)	(1,728)
* LiveRamp Holdings Inc.	(26,000)	(1,419)
* Veeco Instruments Inc.	(126,659)	(1,373)
Ebix Inc.	(24,828)	(1,226)
		(209,357)
Materials (-5.7%)
Graphic Packaging Holding Co.	(689,015)	(8,702)
Martin Marietta Materials Inc.	(43,109)	(8,673)
* Crown Holdings Inc.	(155,662)	(8,495)
* Summit Materials Inc. Class A	(526,235)	(8,351)
* US Concrete Inc.	(178,914)	(7,411)
* International Flavors & Fragrances Inc.	(55,077)	(7,093)
Hecla Mining Co.	(3,035,921)	(6,983)
* Century Aluminum Co.	(598,821)	(5,318)
* Coeur Mining Inc.	(1,254,155)	(5,117)
Commercial Metals Co.	(165,529)	(2,827)
AptarGroup Inc.	(18,746)	(1,994)
* GCP Applied Technologies Inc.	(56,736)	(1,679)
Rayonier Advanced Materials Inc.	(112,907)	(1,531)
		(74,174)
Real Estate (-4.8%)
Empire State Realty Trust Inc.	(536,141)	(8,471)
QTS Realty Trust Inc. Class A	(176,008)	(7,919)
PotlatchDeltic Corp.	(209,355)	(7,912)
VICI Properties Inc.	(359,519)	(7,866)
American Homes 4 Rent Class A	(322,642)	(7,330)
Prologis Inc.	(99,584)	(7,165)
WP Carey Inc.	(47,544)	(3,724)
Pebblebrook Hotel Trust	(119,681)	(3,717)
Kilroy Realty Corp.	(37,098)	(2,818)

CyrusOne Inc.	(51,039)	(2,676)
Newmark Group Inc. Class A	(228,620)	(1,907)
		(61,505)
Utilities (-3.4%)
Ormat Technologies Inc.	(155,091)	(8,553)
South Jersey Industries Inc.	(265,788)	(8,524)
Sempra Energy	(67,722)	(8,523)
Evergy Inc.	(93,971)	(5,455)
Consolidated Edison Inc.	(61,186)	(5,189)
Aqua America Inc.	(132,953)	(4,845)
NextEra Energy Inc.	(7,902)	(1,528)
Vistra Energy Corp.	(54,853)	(1,428)
		(44,045)
Total Common Stocks Sold Short (Proceeds $1,301,767)		(1,295,896)
Temporary Cash Investment (0.7%)
Money Market Fund (0.7%)
1,2 Vanguard Market Liquidity Fund, 2.554% (Cost $9,923)	99,228	9,925
†,2 Other Assets and Liabilities-Net (99.3%)		1,287,554
Net Assets (100%)		1,297,174
† Long security positions with a value of $862,855,000 and cash of $1,295,023,000 are held in a segregated account at the fund's custodian bank and pledged to a broker-dealer as collateral for the fund's obligation to return borrowed securities. For so long as such obligations continue, the fund's access to these assets is subject to authorization from the broker-dealer.
^Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,625,000.
*Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $10,770,000 of collateral received for securities on loan, of which 9,912,000 is held in Vanguard Market Liquidity Fund and $858,000 is held in cash. REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. In the absence of a default, the collateral segregated by the fund cannot be repledged, resold or rehypothecated. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).
Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At March 31, 2019, 100% of the market value of the fund's investments was determined based on Level 1 inputs.